Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2020		2019
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,337	$404	$2,125	$392
Current service cost	55	19	47	17
Benefits paid	(146)	(17)	(137)	(19)
Interest expense	69	13	78	16
Obligation experience adjustments	27	(3)	5	4
Effect from change in financial assumptions	221	33	220	45
Effect from change in demographic assumptions	1	(3)	5	(43)
Changes in foreign exchange rates	(6)	(1)	(6)	(8)
Balance at end of year	2,558	445	2,337	404
Fair value of plan assets
Fair value at beginning of year	2,659	—	2,423	—
Interest income	79	—	90	—
Return on plan assets, excluding amounts included in interest income	204	—	265	—
Benefits paid	(146)	(17)	(137)	(19)
Contributions by the employer	21	17	23	19
Changes in foreign exchange rates	(5)	—	(5)	—
Fair value at end of year	2,812	—	2,659	—
Funding surplus (deficit)	254	(445)	322	(404)
Less effect of the asset ceiling
Balance at beginning of year	63	—	134	—
Interest on asset ceiling	2	—	5	—
Change in asset ceiling	7	—	(76)	—
Balance at end of year	72	—	63	—
Net accrued retirement benefit asset (liability)	$182	$(445)	$259	$(404)

Represented by:
Pension assets (Note 14)	$301	$—	$360	$—
Accrued retirement benefit liability	(119)	(445)	(101)	(404)
Net accrued retirement benefit asset (liability)	$182	$(445)	$259	$(404)

Summary of Defined Benefit Plans

	2020		2019
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	2.39%	2.50%	3.04%	3.10%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

	2020
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2019
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2020		2019
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.3 years	87.7 years	85.3 years	87.7 years
Retiring 20 years after the end of the reporting period	86.4 years	88.7 years	86.3 years	88.6 years

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2020 and 2019 are as follows:

(CAD$ in millions)	2020			2019
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$1,058	$—	38%	$957	$—	36%
Debt securities	$1,385	$—	49%	$1,322	$—	50%
Real estate and other	$62	$307	13%	$63	$317	14%